RELATED PARTY TRANSACTIONS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended			84 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2019
Related Party Transaction [Line Items]
Contract liability	¥ 153,477	¥ 78,170	¥ 30,255
Incurred guarantee fee	132
Prepaid expenses	660
Unpaid guarantee fees	792
Bank loan		50,000
Guarantee fees		1,371
Unpaid guarantee fees and accrued interest				¥ 8,513
EXEO Group [Member]
Related Party Transaction [Line Items]
Amount from related party	78,142	60,011
Accounts receivable purchase	1,394	48,044
Contract liability	¥ 13,822	¥ 10,929
EXEO Group [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate	5.00%	5.00%
SHIMIZU CORPORATION [Member]
Related Party Transaction [Line Items]
Amount from related party	¥ 1,856	¥ 189	¥ 21,735
Accounts receivable purchase		¥ 165
SHIMIZU CORPORATION [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate	5.00%	5.00%	5.00%
Sojitz Corporation [Member]
Related Party Transaction [Line Items]
Amount from related party			¥ 28
Accounts receivable purchase	¥ 0	¥ 0
Sojitz Corporation [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate	5.00%	5.00%	5.00%
KAGA ELECTRONICS CO.,LTD [Member]
Related Party Transaction [Line Items]
Amount from related party		¥ 35,952	¥ 41,547
Accounts receivable purchase		¥ 7,863	¥ 7,379
KAGA ELECTRONICS CO.,LTD [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate		5.00%	5.00%
MCC Venture Capital Limited [Member] | Convertible Bond Agreement [Member]
Related Party Transaction [Line Items]
Holder, interest rate	¥ 199,998
Bond payable	199,998
Accrued interest expenses	¥ 19,178
MCC Venture Capital Limited [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate	5.00%